UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                                FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment[ ]; Amendment Number:___________
    This Amendment (Check only one): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Monetta Financial Services, Inc.
Address:  1776-A S. Naperville Road
          Suite 100
          Wheaton, IL 60187

Form 13F File Number:  28-2784

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, ant that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Maria Cesario DeNicolo
Title:  Secretary
Phone:  630-462-9800

Signature, Place, and Date of Signing

    /s/ Maria Cesario DeNicolo      Wheaton, IL   October 11, 2001

Report Type (Check only one):

  [X] 13F HOLDING REPORT.
  [ ] 13F NOTICE.
  [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
              None

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: $69,247

List of Other Included Managers:
             Monetta Fund

                                           Monetta Financial Services,Inc.
                                                      FORM 13F
                                                 September 30, 2001

                                                                                                              Voting Authority
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
Actel Corp.                    COM              004934105     1243    70000 SH       Sole                    70000
Allied Waste Industries, Inc.  COM              019589308      319    25000 SH       Sole                    25000
Andrx Group, Inc.              COM              034553107      584     9000 SH       Sole                     9000
Archer-Daniels-Midland Co.     COM              039483102      910    72250 SH       Sole                    72250
BB&T Corp.                     COM              054937107      911    25000 SH       Sole                    25000
Beckman Coulter, Inc.          COM              075811109     1770    40000 SH       Sole                    40000
Boyd Gaming Corp.              COM              103304101      111    25000 SH       Sole                    25000
Budget Group, Inc. - CL A      COM              119003101      156   101100 SH       Sole                   101100
CSK Auto Corp.                 COM              125965103      276    44200 SH       Sole                    44200
CVS Corp.                      COM              126650100      365    11000 SH       Sole                    11000
Cabot Corp.                    COM              127055101     1596    40000 SH       Sole                    40000
Cabot Microelectronics Corp.   COM              12709P103     1691    35000 SH       Sole                    35000
Cardinal Health, Inc.          COM              14149Y108      222     3000 SH       Sole                     3000
Caremark Rx, Inc.              COM              141705103     2669   160000 SH       Sole                   160000
Charter One Financial, Inc.    COM              160903100      237     8400 SH       Sole                     8400
Cisco Systems, Inc.            COM              17275R102      179    14700 SH       Sole                    14700
Citigroup, Inc.                COM              172967101      270     6666 SH       Sole                     6666
Citizens Banking Corp.         COM              174420109      321    10000 SH       Sole                    10000
Comerica, Inc.                 COM              200340107      238     4300 SH       Sole                     4300
Comfort Systems USA, Inc.      COM              199908104      287    95100 SH       Sole                    95100
Dell Computer Corp.            COM              247025109      561    30300 SH       Sole                    30300
Duane Reade, Inc.              COM              263578106     1110    37000 SH       Sole                    37000
EMC Corp.                      COM              268648102      161    13700 SH       Sole                    13700
Engelhard Corp.                COM              292845104      693    30000 SH       Sole                    30000
Exar Corp.                     COM              300645108      477    27600 SH       Sole                    27600
Fidelity National Financial, I COM              316326107      592    22000 SH       Sole                    22000
First Health Group Corp.       COM              320960107      294    10000 SH       Sole                    10000
Fleming Companies, Inc.        COM              339130106      295    10000 SH       Sole                    10000
Flextronics Int'l Ltd.         COM              Y2573F102     1064    64300 SH       Sole                    64300
GTECH Holdings Corp.           COM              400518106      345    10000 SH       Sole                    10000
Genzyme Corp.                  COM              372917104      273     6000 SH       Sole                     6000
Greater Bay Bancorp.           COM              391648102      628    27000 SH       Sole                    27000
HEALTHSOUTH Corp.              COM              421924101      650    40000 SH       Sole                    40000
Health Management Asso., Inc.  COM              421933102      249    12000 SH       Sole                    12000
Henry Schein, Inc.             COM              806407102     2084    54000 SH       Sole                    54000
Home Depot, Inc.               COM              437076102      230     6000 SH       Sole                     6000
Household International, Inc.  COM              441815107      507     9000 SH       Sole                     9000
IVAX Corp.                     COM              465823102     1108    50000 SH       Sole                    50000
Idexx Laboratories, Inc.       COM              45168D104     1168    50000 SH       Sole                    50000
Int'l Business Machines Corp.  COM              459200201      766     8300 SH       Sole                     8300
Int'l Flavors & Fragrances, In COM              459506101      277    10000 SH       Sole                    10000
Integrated Electrical Services COM              45811E103      192    35000 SH       Sole                    35000
Intel Corp.                    COM              458140100     2691   132000 SH       Sole                   132000
JDS Uniphase Corp.             COM              46612J101      379    60000 SH       Sole                    60000
Johnson & Johnson Co.          COM              478160104      277     5000 SH       Sole                     5000
Jones Lang LaSalle , Inc.      COM              48020Q107     1521   111000 SH       Sole                   111000
MAXIMUS, Inc.                  COM              577933104     3258    82000 SH       Sole                    82000
Marvell Technology Group Ltd.  COM              G5876H105      211    14700 SH       Sole                    14700
McKesson HBOC, Inc.            COM              58155Q103     1889    50000 SH       Sole                    50000
Medicis Pharmaceutical Corp. - COM              584690309     2849    57000 SH       Sole                    57000
Microsoft Corp.                COM              594918104     2047    40000 SH       Sole                    40000
Mohawk Industries, Inc.        COM              608190104     1764    48000 SH       Sole                    48000
Mylan Laboratories, Inc.       COM              628530107      489    15000 SH       Sole                    15000
Nokia Corp. - SP ADR           COM              654902204      574    36700 SH       Sole                    36700
Novellus Systems, Inc.         COM              670008101      286    10000 SH       Sole                    10000
Office Depot, Inc.             COM              676220106      544    40000 SH       Sole                    40000
Oracle Corp.                   COM              68389X105     2051   163000 SH       Sole                   163000
Park National Corp.            COM              700658107      290     3000 SH       Sole                     3000
Petroleum Geo-Services ASA - S COM              716597109     1008   160000 SH       Sole                   160000
Philip Morris Companies, Inc.  COM              718154107      241     5000 SH       Sole                     5000
Qlogic Corp.                   COM              747177101      570    30000 SH       Sole                    30000
RehabCare Group, Inc.          COM              759148109     1284    29500 SH       Sole                    29500
Rudolph Technologies, Inc.     COM              781270103      644    26100 SH       Sole                    26100
Spanish Broadcasting System, I COM              846425882      496    70000 SH       Sole                    70000
Sunoco, Inc.                   COM              86764P109     2189    61500 SH       Sole                    61500
Syncor Int'l Corp.             COM              87157J106     2451    77000 SH       Sole                    77000
Sysco Corp.                    COM              871829107      230     9000 SH       Sole                     9000
T J X Cos, Inc.                COM              872540109      230     7000 SH       Sole                     7000
TETRA Technologies, Inc.       COM              88162F105      697    40000 SH       Sole                    40000
Taro Pharmaceutical Industries COM              M8737E108      527    15000 SH       Sole                    15000
The Kroger Co.                 COM              501044101      320    13000 SH       Sole                    13000
UAL Corp.                      COM              902549500      183    10000 SH       Sole                    10000
Union Planters Corp.           COM              908068109      858    20000 SH       Sole                    20000
UnionBanCal Corp.              COM              908906100     1184    35000 SH       Sole                    35000
Valero Energy Corp.            COM              91913Y100     1334    38000 SH       Sole                    38000
W.W. Grainger, Inc.            COM              384802104      544    14000 SH       Sole                    14000
Wal-Mart Stores, Inc.          COM              931142103      247     5000 SH       Sole                     5000
Waste Holdings, Inc.           COM              941057101      127    20700 SH       Sole                    20700
Waters Corp.                   COM              941848103      358    10000 SH       Sole                    10000
Watson Pharmaceuticals, Inc.   COM              942683103     3775    69000 SH       Sole                    69000
Wellpoint Health Networks, Inc COM              94973H108      546     5000 SH       Sole                     5000
